Cash and Cash Equivalents: (Tables)	9 Months Ended
Sep. 30, 2017
Cash and Cash Equivalents: (Tables) [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	September 30,	December 31,
	2017	2016
Bank deposits	$24,859,488	$1,122,542
Cash held in trust	44,000,000	-
Money market funds	17,666,057	34,624,507
Total	$86,525,545	$35,747,049